Financial Instruments (Details) - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Fair Value [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Liability in respect of warrants		$ 1,518		$ 218
Level 1 [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Liability in respect of warrants	[1]	106		218
Level 2 [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Liability in respect of warrants		1,412	[2]
Level 3 [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Liability in respect of warrants

[1]	The fair value was determined by using the warrants market price.
[2]	The fair value was determined with the assistance of external valuers and by using Black& Sholes method and the following inputs: